Annual Total Returns - FidelitySAIInternationalSMACompletionFund-PRO - FidelitySAIInternationalSMACompletionFund-PRO - Fidelity SAI International SMA Completion Fund - Fidelity SAI International SMA Completion Fund
Dec. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Apr. 11, 2019
Annual Return 2020	23.49%
Annual Return 2021	9.94%
Annual Return 2022	(28.32%)
Annual Return 2023	15.84%